[front cover]

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COLONIAL INVESTMENT GRADE MUNICIPAL TRUST      Semiannual report
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June 30, 1999

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              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS
                        JANUARY 1, 1999 -- June 30, 1999

Investment Objective: Seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

Portfolio Manager Commentary: "Rising interest rates and declining prices challenged bond market investors over the past six months. We adjusted our investment strategy in response to numerous reports illustrating the economy's strength. Since we had concerns about inflation and potentially higher interest rates -- both negative conditions for fixed-income investments -- we structured the Trust to be less sensitive to interest rate changes in either direction."

                                                               -- William Loring

              Colonial Investment Grade Municipal Trust Performance

     Six-month distributions declared per share(1)     $0.289
--------------------------------------------------------------------------------
                                               NAV                Market Price
     Six-month total return, assuming
     reinvestment of all distributions        (1.67)%              (10.56)%
--------------------------------------------------------------------------------
     Price per share on 6/30/99              $11.01                 $9.75

Top Five Sectors(2)                     Quality Breakdown(2)
(as of 6/30/99)                         (as of 6/30/99)
 ................................................................................
Local General Obligation   14.6%        [pie chart]
Hospital                   10.3%
State Appropriated          9.1%        AAA:                       53.4%
Refunded                    7.6%        AA:                         9.7%
Education                   6.3%        A:                          9.0%
                                        BBB:                       11.9%
                                        Short-term obligations:     0.2%
                                        Non-rated:                 15.8%
                                        [end pie chart

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.
(2) Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality and sector breakdowns in the future.
     Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE

Dear Shareholder:

[photo: Stephen E. Gibson]

During the six months ended June 30, 1999, the bond market experienced considerable volatility. At the beginning of the period, continued fears of a global recession resulted in a flight to quality that benefited bond performance. Treasury securities, considered the safest bond investments, were the top performers for the bond market, but municipal bonds also posted solid returns. By the end of May 1999, several events reversed the trend. Global economies stabilized, and strong U.S. economic growth in the last quarter of 1998 and the first quarter of 1999 renewed investors' inflation fears. Bond prices declined, driving interest rates up across the board. Fortunately, municipal bonds were not hit as hard as Treasurys on the way down. At the close of the period, continued U.S. economic growth and inflation concerns caused the Federal Reserve Board to raise short-term interest rates by a quarter of a point to 5.00%.

This difficult environment was reflected in the Trust's performance. For the six months ended June 30, 1999, the Trust generated a total return of negative 1.67% (based on NAV), slightly underperforming its Lipper average of negative 1.13%. While past performance cannot predict future results, it is important to keep a long-term perspective and remember that the Trust has provided above-average returns over a longer time frame, such as the one-, three- and five-year periods.(1)

As always, we thank you for choosing Colonial Investment Grade Municipal Trust and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson
---------------------
Stephen E. Gibson
President
August 11, 1999

(1) Source: Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Trust. The total return calculated for the Lipper General & Insured Unleveraged Municipal Fund Category was negative 1.13% for the six months ended June 30, 1999. The Trust's Class A shares were ranked in the third quartile for the six-month period (16 out of 21), in the second quartile for the one year (6 out of 21), in the first quartile for the three years (1 out of 21), in the first quartile for the five years (4 out of 21) and in the third quartile for the ten years (5 out of 8).

     Because economic and market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue or come to pass.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1999 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.8%                                     PAR           VALUE
--------------------------------------------------------------------------------
EDUCATION - 7.5%
 Education - 6.3%
 CA State Educational Facilities Authority,
  Santa Clara University,
  Series 1996,
                         5.000%    9/1/2015                $  800        $   838
 IL Chicago,
  State University Auxiliary Facilities,
  Series 1998,
                         5.500%    12/1/2023                1,085          1,103
 MA State Industrial Finance Agency,
  Tabor Academy,
  Series 1998,
                         5.400%    12/1/2028                1,000            947
 MN University of Minnesota,
  Series 1996 A:
                         5.500%    7/1/2021                 2,000          2,054
                         5.750%    7/1/2014                   500            529
 NY St. Lawrence County Industrial Development
  Agency, St. Lawrence University,
  Series 1998 A,
                         5.500%    7/1/2013                 1,465          1,493
 RI State Health & Educational Buildings Corp.,
  Roger Williams University,
  Series 1998,
                         5.125%    11/15/2012               1,000            985
                                                                         -------
                                                                           7,949
                                                                         -------

 Student Loan - 1.2%
 NE Nebhelp, Inc.,
  Series 1993 A-6,
                         6.450%    6/1/2018                 1,500          1,574
                                                                         -------

 ................................................................................
HEALTHCARE - 16.5%
 Hospitals - 10.2%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                        11.000%    10/1/2019                  935            940
 FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System,
  Series 1996 C,
                         6.250%    10/1/2013 (a)            2,460          2,715

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

 IL Health Facility Authority,
  Series 1992 B, IFRN (variable rate),
                        10.226%    5/1/2021                $  700        $   789
 IL Southwestern Development Authority,
  Anderson Hospital,
  Series 1999,
                         5.375%    8/15/2015                  380            360
 IL State Development Finance Authority,
  Adventist Health System,
  Series 1999,
                         5.500%    11/15/2020               1,000            953
 LA Jefferson Parish Hospital,
  Series 1998,
                         5.250%    7/1/2012                 1,000            992
 MA Health & Education Facilities Authority,
  South Shore Hospital,
  Series F,
                         5.750%    7/1/2029 (b)             1,000            994
 MN Rochester,
  Mayo Foundation,
  Series 1998 A,
                         5.500%    11/15/2027               1,000          1,000
 NH Higher Educational & Health Facilities
  Authority, Catholic Medical Center, Series 1989,
                         6.000%    7/1/2017                 2,500          2,502
 TN Metropolitan Government,
  Nashville & Davidson Counties,
  Meharry Medical College, Series 1996,
                         6.000%    12/1/2016                1,575          1,705
                                                                         -------
                                                                          12,950
                                                                         -------

 Intermediate Care Facilities - 1.5%
 IL Development Finance Authority Revenue,
  Hoosier Care Project,
  Series A,
                         7.125%    6/1/2034 (b)               500            500
 IN Wabash First Mortgage,
  Hoosier Care, Inc.,
  Series 1989 A,
                         9.750%    8/1/2019                 1,420          1,465
                                                                         -------
                                                                           1,965
                                                                         -------

 Nursing Homes - 4.8%
 CO Health Care Facilities Authority,
  Pioneer Health Care,
  Series 1989,
                        10.500%    5/1/2019                 1,710          1,748

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
 Nursing Homes - Cont.
 DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
                        10.000%    3/1/2021                $  965        $ 1,186
 FL Escambia County,
  Beverly Enterprises-Florida, Inc.,
  Series 1985,
                         9.800%    6/1/2011                   175            185
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
                        10.125%    5/1/2019 (c)             1,204            987
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
                         9.000%    8/1/2022                   590            666
 WI State Health & Educational Facilities Authority,
  Metro Health Foundation, Inc., Series 1993,
                        10.000%    11/1/2022 (c)            1,300          1,300
                                                                         -------
                                                                           6,072
                                                                         -------

 ................................................................................
HOUSING - 4.7%
 Assisted Living/Senior - 0.4%
 TX Bell County Health Facilities Development
  Corp., Care Institute, Inc.,
                         9.000%    11/1/2024                  500            563
                                                                         -------

 Multi-Family - 2.5%
 MN White Bear Lake,
  Birch Lake Townhome Project:
  Series 1989 A,
                        10.250%    7/15/2019                  775            778
  Series 1989 B,
                        (d)        7/15/2019 (e)              709            213
 Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993 A,
                         9.250%    12/1/2016 (f)            2,124          2,164
                                                                         -------
                                                                           3,155
                                                                         -------

 Single Family - 1.8%
 IN State Housing Finance Authority,
  Single Family Mortgage-GNMA,
  Series 1990 D,
                         7.800%    1/1/2022                    90             93

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

 LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage,
  Series 1992,
                         7.375%    9/1/2013                $  415        $   436
 MA State Housing Finance Agency,
  Series 1988 B,
                         8.100%    8/1/2023                   110            112
 NE State Investment Finance Authority,
                         7.550%    3/15/2022                  100            103
 OH State Housing Finance Agency,
  Series B-4, IFRN (variable rate),
                        10.181%    3/31/2031                1,365          1,491
                                                                         -------
                                                                           2,235
                                                                         -------

 ................................................................................
INDUSTRIAL - 1.9%
 Manufacturing - 1.5%
 MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
                        10.000%    9/1/2016                   905          1,072
 MN Buffalo,
  Von Ruden Manufacturing, Inc.,
  Series 1989,
                        10.500%    9/1/2014                   520            539
 MO State Development Finance Board,
  Proctor & Gamble Co.,
  Series 1999,
                         5.200%    3/15/2029                  250            238
                                                                         -------
                                                                           1,849
                                                                         -------

 Metals & Mining - 0.4%
 VA Peninsula Ports Authority,
  Ziegler Coal Project,
  Series 1997,
                         6.900%    5/2/2022                   500           498
                                                                         -------

 ................................................................................
OTHER - 7.5%
 Refunded/Escrowed (g)
 CA California State,
  Series 1995,
                         5.750%    3/1/2019                 1,930          2,073
 CA San Joaquin Hills Transportation
  Corridor Agency, Series 1993,
                        (d)        1/1/2023                 5,250          1,434
 CO Denver City and County Airport,
  Series B,
                         7.250%    11/15/2023                 205            227

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
OTHER - CONT.
 Refunded/Escrowed (g) - Cont.
 DC Hospital Revenue,
  Washington Hospital Center Corp.,
  Series 1990 A,
                         8.750%    1/1/2015                $  615        $   668
 DE State Economic Development Authority,
  Riverside Hospital,
  Series 1992 A,
                         9.500%    1/1/2022                   225            274
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                         8.250%    5/1/2024                   700            826
 MI Wayne County Building Authority,
  Series 1992 A,
                         8.000%    3/1/2017                   250            277
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992 A,
                         9.250%    11/1/2012                  245            288
 NC Lincoln County Hospital Revenue,
  Lincoln County Hospital Project,
                         9.000%    5/1/2007                   145            167
 TN Metropolitan Government,
  Nashville & Davidson Counties,
                         6.150%    5/15/2025                1,000          1,069
 TN Shelby County, Health, Education,
  & Housing Facilities Board,
  Open Arms Development Center:
  Series 1992 A,
                         9.750%    8/1/2019                   455            613
  Series 1992 C,
                         9.750%    8/1/2019                   455            613
 TX Bexar Metropolitan Water District,
                         5.000%    5/1/2019                 1,000            981
                                                                         -------
                                                                           9,510
                                                                         -------

 ................................................................................
OTHER REVENUE - 0.3%
 Hotel
 MN Minneapolis,
  Holiday Inn Metrodome Project,
                         6.000%    12/1/2001                  350            352
                                                                         -------

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

RESOURCE RECOVERY - 2.0%
 Disposal - 1.0%
 IL Development Finance Authority,
  Waste Management, Inc.,
  Series 1997,
                         5.050%    1/1/2010                $  500        $   488
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc.,
  Series 1995,
                         9.000%    9/1/2005                   220            239
 MI State Strategic Fund,
  United Waste Systems, Inc.,
  Series 1995,
                         5.200%    4/1/2010                   500            495
                                                                         -------
                                                                           1,222
                                                                         -------

 Resource Recovery - 1.0%
 MA State Industrial Finance Agency,
  Ogden Haverhill Project,
  Series 1998 A,
                         5.450%    12/1/2012                1,250          1,219
                                                                         -------

 ................................................................................
TAX-BACKED - 33.0%
 Local Appropriated - 1.2%
 MN Hibbing Economic Development Authority,
                         6.400%    2/1/2012                   335            344
 TX Houston Independent School District,
  Public Facilities Corp.,
  Series 1998 A,
                        (d)        9/15/2013                2,500          1,152
                                                                         -------
                                                                           1,496
                                                                         -------

 Local General Obligations - 14.5%
 AK Anchorage,
  Series 1999,
                         5.125%    12/1/2013                1,000            984
 CO El Paso County School District No. 11,
  Series 1996,
                         7.125%    12/1/2019                1,870          2,274
 CO Highlands Ranch Metropolitan District,
  Series 1996,
                         6.500%    6/15/2011                1,375          1,546
 IL Chicago:
  Series 1995 A-2,
                         6.250%    1/1/2014                 1,480          1,635
  Series 1999,
                         5.500%    1/1/2023                 1,000          1,016

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
 Local General Obligations - Cont.
 IL St Clair County,
                        (d)        10/1/2016               $2,000        $   758
 IL St. Clair County Public Building Commission,
                        (d)        12/1/2013                2,000            919
 MI St. Johns Public School,
  Series 1998,
                         5.100%    5/1/2025                 1,000            960
 MN Minneapolis St. Paul Airport,
                         5.250%    1/1/2013                 1,000          1,001
 NY New York City,
  Series 1997 A,
                         7.000%    8/1/2007                 2,000          2,252
 NY Yonkers,
  Series 1999 A,
                         4.500%    12/1/2017                1,000            878
 OH Olmsted Falls City School District,
  Tax Anticipation Notes:
                         5.500%    12/1/2000                  340            348
                         5.500%    12/1/2001                  360            360
                         5.500%    12/1/2002                  380            380
 PA Philadelphia School District,
  Series B,
                         5.500%    9/1/2018                 2,000          2,006
 TX La Joya Independent School District,
  Series 1998,
                         5.500%    2/15/2012                1,000          1,020
                                                                         -------
                                                                          18,337
                                                                         -------

 Special Non-Property Tax - 5.4%
 FL Tampa Sports Authority,
  Tampa Bay Arena Project,
  Series 1995,
                         5.750%    10/1/2025                1,000          1,059
 NM Dona Ana County,
  Series 1998,
                         5.500%    6/1/2015                 1,000          1,030
 NY Metropolitan Transportation Authority,
  Series 1998 A,
                         4.500%    4/1/2018                 1,000            879
 NY State Local Government Assistance Corp.,
  Series 1993 E,
                         5.000%    4/1/2021                 3,000          2,844

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

 WV State Building Commission,
  Series 1997 A,
                         5.250%    7/1/2009                $1,000        $ 1,017
                                                                         -------
                                                                           6,829
                                                                         -------

 Special Property Tax - 1.3%
 CA Capistrano Unified School District,
  Ladera Community Facilities District No. 98-2,
  Series 1999,
                         5.750%    9/1/2029                   345            333
 CA Contra Costa County Public Financing
  Authority, Series 1992 A,
                         7.100%    8/1/2022                 1,000          1,086
 FL Lexington Oaks Community Development
  District, Series 1998 B,
                         5.500%    5/1/2005                   240            236
                                                                         -------
                                                                           1,655
                                                                         -------

 State Appropriated - 9.0%
 IN State Office Building Commission,
  Women's Prison,
  Series B,
                         6.250%    7/1/2016 (a)             2,820          3,128
 NY State Dormitory Authority,
  City University of New York,
  Series 1993 A,
                         5.750%    7/1/2018                 5,000          5,176
 NY State Dormitory Authority,
  Mental Health Services,
  Series 1998 C,
                         5.000%    2/15/2011                1,485          1,445
 NY State Medical Care Facilities Finance Agency,
  Mental Health Services Facilities Improvement,
  Series 1991 A,
                         7.500%    2/15/2021                  100            107
 NY State Urban Development Corp.,
                         5.600%    4/1/2015                 1,000          1,024
 WV State Building Commission,
  Series 1998 A,
                         5.375%    7/1/2018                   500            500
                                                                         -------
                                                                          11,380
                                                                         -------

 State General Obligations - 1.6%
 CA State,
  Series 1995,
                         5.750%    3/1/2019                    70             73

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
 State General Obligations - Cont.
 PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority:
                         6.250%    7/1/2012                $1,000        $ 1,116
                         6.250%    7/1/2013                   750            839
                                                                         -------
                                                                           2,028
                                                                         -------

 ................................................................................
TRANSPORTATION - 9.6%
 Air Transportation - 1.7%
 IN Indianapolis Airport Authority,
  Federal Express Corp.,
  Series 1994,
                         7.100%    1/15/2017                1,000          1,099
 NY Port Authority of New York & New Jersey,
  JFK International Air Terminal,
  Series 6,
                         6.250%    12/1/2008 (a)            1,000          1,090
                                                                         -------
                                                                           2,189
                                                                         -------

 Airport - 0.7%
 CO Denver City and County Airport,
  Series B,
                         7.250%    11/15/2023                 795            863
                                                                         -------

 Toll Facilities - 5.5%
 CA Foothill/Eastern Transportation Corridor
  Agency, Series 1995 A,
                         5.000%    1/1/2035                 1,000            905
 CA San Joaquin Hills Transportation Corridor
  Agency, Series A,
                        (d)        1/15/2015                2,000            866
 CO State Public Highway Authority,
  E-470, Series B,
                        (d)        9/1/2011                 2,000          1,056
 IL Chicago,
  Skyway Bridge,
  Series 1996,
                         5.375%    1/1/2016                 1,750          1,738
 MA State Turnpike Authority,
  Series C,
                        (d)        1/1/2018 (a)             3,000          1,093
 NH State Turnpike Systems,
  Series 1991 C, IFRN (variable rate),
                        10.083%    11/1/2017                1,000          1,262
                                                                         -------
                                                                           6,920
                                                                         -------

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

 Transportation - 1.7%
 CA San Mateo Transportation Authority,
                         4.500%    6/1/2018                $1,000        $   892
 IL Regional Transportation Authority,
  Series C,
                         7.750%    6/1/2020                 1,000          1,298
                                                                         -------
                                                                           2,190
                                                                         -------

 ................................................................................
UTILITY - 15.8%
 Investor Owned - 3.1%
 IN Petersburg Pollution Control,
  Indianapolis Power & Light Co.,
  Series 1993 B,
                         5.400%    8/1/2017                 3,000          3,007
 MS State Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
                         5.875%    4/1/2022                 1,000            972
                                                                         -------
                                                                           3,979
                                                                         -------

 Joint Power Authority - 4.4%
 IN Indianapolis,
  Citizens Gas & Coke Utility,
  Series 1998 A,
                         5.250%    8/15/2011                2,000          2,008
 IN State Municipal Power Agency,
  Series B,
                         6.000%    1/1/2012 (a)             2,000          2,151
 NC State Municipal Power Agency,
  Catawba Electric No. 1,
  Series 1998 A,
                         5.500%    1/1/2015                   640            660
 NE American Public Energy Agency,
  Public Gas Agency-Western Project,
  Series 1999 A,
                         5.250%    6/1/2011                   750            752
                                                                         -------
                                                                           5,571
                                                                         -------

 Municipal Electric - 3.4%
 CA Sacramento Municipal Utilities District,
  Series L,
                         5.125%    7/1/2022                 1,850          1,783
 NC University of North Carolina at Chapel Hill,
                        (d)        8/1/2014                 1,000            448
 NE Public Power District,
  Series 1998 A,
                         5.250%    1/1/2011                 1,000          1,008

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                     PAR           VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
 Municipal Electric - Cont.
 TN Metropolitan Government,
  Nashville & Davidson Counties,
  Series 1996 A,
                        (d)        5/15/2009               $1,825        $ 1,105
                                                                         -------
                                                                           4,344
                                                                         -------

 Water & Sewer - 4.9%
 CT State Clean Water Fund,
  Series 1999,
                         5.125%    9/1/2014                 1,000            999
 MA State Water Resources Authority,
  Series 1998 B,
                         4.500%    8/1/2022                 3,000          2,586
 MS Five Lakes Utility District,
                         8.250%    7/15/2024                  140            112
 PA Erie Sewer Authority,
                         5.625%    6/1/2017                 1,500          1,587
 TX Nueces River Authority,
  Corpus Christi Lake Texana Project,
                         5.250%    7/15/2017                1,000            985
                                                                         -------
                                                                           6,269
                                                                         -------

 TOTAL MUNICIPAL BONDS  (cost of $121,749)                               125,163
                                                                         -------

OPTIONS - 0.0%                                          CONTRACTS
--------------------------------------------------------------------------------
 September 1999 Treasury Bond Put,
 Strike price 112, Expiration 08/20/99                     19,200             66
 (cost of $201)

 September 1999 Treasury Bond Call,
 Strike price 124, expiration 08/20/99                      3,500              1
 (cost of $49)                                                           -------


 TOTAL OPTIONS (cost of $250)                                                 67
                                                                         -------

 TOTAL INVESTMENTS  (cost of $121,999)(h)                                125,230
                                                                         -------

SHORT-TERM OBLIGATIONS - 0.2%                               PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
 IN Purdue University,
  Series 1998,
                         3.500%    7/1/2019                   200            200
                                                                         -------

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.0%                                  $  1,252
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $126,682
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $7,808, are being used to collateralize the delayed delivery purchases indicated in note (b) below and open futures contracts.
(b) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d)  Zero coupon bond.
(e) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of this security amounted to $2,164 or 1.7% of net assets.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(h)  Cost for federal income tax purposes is the same.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 1999.

Long futures contracts open at June 30, 1999:

                   Par value                       Unrealized
                  covered by      Expiration      appreciation
     Type          contracts        month          at 06/30/99
--------------------------------------------------------------
 Treasury Bond      $ 4,500        September          $ 94


          Acronym                   Name
          -------                   ----
           IFRN          Inverse Floating Rate Note


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $121,999)                                    $125,230
Short-term obligations                                                       200
                                                                        --------
                                                                         125,430
Receivable for:
 Investments sold                                           $ 2,369
 Interest                                                     2,122
Other                                                            22        4,513
                                                            -------     --------
  Total Assets                                                           129,943

LIABILITIES
Payable for:
 Investments purchased                                        2,719
Accrued:
 Deferred Trustees fees                                           4
Other                                                           538
                                                            -------
  Total Liabilities                                                        3,261
                                                                        --------

NET ASSETS  at value for 11,509
 shares of beneficial interest outstanding                              $126,682
                                                                        ========

Net asset value per share                                               $  11.01
                                                                        ========

COMPOSITION OF NET ASSETS
Capital paid in                                                         $127,930
Overdistributed net investment income                                        (78)
Accumulated net realized loss                                             (4,495)
Net unrealized appreciation on:
 Investments                                                               3,231
 Open futures contracts                                                       94
                                                                        --------
                                                                        $126,682
                                                                        ========


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                $  3,808

EXPENSES
Management fee                                              $   426
Transfer agent                                                   30
Bookkeeping fee                                                  18
Trustees fee                                                     11
Custodian fee                                                     1
Audit fee                                                        18
Legal fee                                                         3
Reports to shareholders                                           5
Other                                                            48          560
                                                            -------     --------
   Net Investment Income                                                   3,248
                                                                        --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
 Investments                                                    931
 Closed futures contracts                                       378
                                                            -------
  Net Realized Gain                                                        1,309
Net change in unrealized appreciation
 (depreciation) during the period on:
 Investments                                                 (6,905)
 Open futures contracts                                         114
                                                            -------
  Net Change in Unrealized Depreciation                                   (6,791)
                                                                        --------
   Net Loss                                                               (5,482)
                                                                        --------
 Decrease in Net Assets from Operations                                 $ (2,234)
                                                                        ========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                   Six months
                                                     ended        Year ended
   (in thousands)                                   June 30       December 31
                                                  ===========     ===========
INCREASE (DECREASE) IN NET ASSETS                     1999           1998

Operations:
Net investment income                              $   3,248       $   6,877
Net realized gain                                      1,309           2,131
Net unrealized depreciation                           (6,791)         (1,260)
                                                   ---------       ---------
 Net Increase (Decrease) from Operations              (2,234)          7,748
Distributions:
From net investment income                            (3,326)         (6,984)
In excess of net investment income                     ---               (25)
                                                   ---------       ---------
        Total Increase (Decrease)                     (5,560)            739

NET ASSETS
 Beginning of period                                 132,242         131,503
                                                   ---------       ---------
 End of period (net of overdistributed
  net investment income of $78 and
  none, respectively)                              $ 126,682       $ 132,242
                                                   =========       =========

NUMBER OF TRUST SHARES
Outstanding at end of period                          11,509          11,509
                                                   =========       =========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of management of Colonial Investment Grade Municipal Trust (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................
Organization: The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and

                   Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ................................................................................
causes the Trust to subsequently invest at less advantageous prices.

Federal income taxes: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
Management fee: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

Bookkeeping fee: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average weekly net assets over $50 million.

Other: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
Investment activity: During the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations, were $22,426,694 and $21,172,092, respectively.

Unrealized appreciation (depreciation) at June 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

     Gross unrealized appreciation                             $ 6,913,676
     Gross unrealized depreciation                              (3,682,823)
                                                             --------------
           Net unrealized appreciation                         $ 3,230,853
                                                             ==============

                   Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------

Capital loss carryforwards: At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             Year of                                    Capital loss
           expiration                                   carryforward
          ------------                                 --------------
              2002                                       $ 1,417,000
              2003                                         2,611,000
              2004                                         1,455,000
                                                       -------------
                                                         $ 5,483,000
                                                       =============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the man- agement of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 5. RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
 ................................................................................
On April 15, 1999, the Annual Meeting of Shareholders of the Trust was held to elect a Board of Trustees, to approve amendments to the Trust's Declaration of Trust to permit the issuance of preferred shares of the Trust and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999. The Meeting was adjourned to June 9, 1999 in connection with the approval of amendments to the Declaration of Trust. On February 17, 1999, the record date for the Meeting,

                   Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------
NOTE 5. RESULTS OF ANNUAL MEETING OF SHAREHOLDERS - CONT.
 ................................................................................
the Trust had outstanding 11,509,000 shares of beneficial interest. The votes cast at the Meeting were as follows:

1. To elect a Board of Trustees:

                                                                  Authority
                                          For                      Withheld
                                          ---                      --------
John V. Carberry                       10,397,156                  258,550
Lora S. Collins                        10,384,412                  271,293
Robert J. Birnbaum                     10,383,980                  271,726
Salvatore Macera                       10,395,295                  260,411
James E. Grinnell                      10,398,829                  256,877
Thomas E. Stitzel                      10,403,527                  252,179
Anne-Lee Verville                      10,394,466                  261,239

The Board of Trustees also consists of Tom Bleasdale, Richard L. Lowry, William
E. Mayer, James L. Moody, Jr., John J. Neuhauser and Robert L. Sullivan.

2. To approve or disapprove amendments to the Trust's Agreement and Declaration of Trust to permit the issuance of preferred shares of the Trust:

For:                                  7,690,095   Shares of beneficial interest
                                                  being a majority of the shares
                                                  represented at the Meeting

Against:                                945,217   Shares of beneficial interest

Abstain:                                579,363   Shares of beneficial interest

Broker Non-Votes:                     1,580,814

3. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999:

For:                                 10,320,092   Shares of beneficial interest
                                                  being a majority of the shares
                                                  represented at the Meeting

Against:                                 88,206   Shares of beneficial interest

Abstain:                                247,408   Shares of beneficial interest

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                             (Unaudited)
                                                             Six months
                                                                ended
                                                               June 30                 Year ended December 31
                                                              =========            =============================
                                                                 1999                 1998               1997
Net asset value -
 Beginning of period                                          $  11.490            $  11.430           $  10.870
                                                              ---------            ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.282                0.600               0.620
Net realized and
unrealized gain (loss)                                           (0.473)               0.069               0.575
                                                              ---------            ---------           ---------
 Total from Investment
  Operations                                                     (0.191)               0.669               1.195
                                                              ---------            ---------           ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.289)              (0.607)             (0.635)
In excess of net investment
 income                                                              --               (0.002)                 --
                                                              ---------            ---------           ---------
Total Distributions
 Declared to Shareholders                                        (0.289)              (0.609)             (0.635)
                                                              ---------            ---------           ---------
Net asset value -
   End of period                                              $  11.010            $  11.490           $  11.430
                                                              =========            =========           =========

Market price per share                                        $   9.750            $  11.187           $  10.560
                                                              =========            =========           =========
Total return - based on
 net asset value (a)                                            (1.67)%(b)             6.23%              11.61%
                                                              =========            =========           =========
Total return - based on market
 value (c)                                                     (10.56)%(b)            11.94%              10.76%
                                                              =========            =========           =========

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                      0.86%(e)             0.77%               0.83%
Net investment income (d)                                         4.96%(e)             5.24%               5.63%
Portfolio turnover                                                  16%(b)               24%                 21%
Net assets at end
 of period (000)                                              $ 126,682            $ 132,242           $ 131,503

(a)  Total return at net asset value assuming all distributions reinvested.
(b)  Not annualized.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(d) The benefits derived from custody credits and directed brokerage arrange-ments had no impact.
(e)  Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                          Year ended December 31
                                                              =============================================
                                                                1996             1995               1994
Net asset value -
 Beginning of period                                          $  11.050        $   9.930          $  11.050
                                                              ---------        ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.630            0.644              0.673
Net realized and
unrealized gain (loss)                                           (0.193)           1.111             (1.121)
                                                              ---------        ---------          ---------
 Total from Investment
  Operations                                                      0.437            1.755             (0.448)
                                                              ---------        ---------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.617)          (0.635)            (0.672)
                                                              ---------        ---------          ---------
Net asset value -
 End of period                                                $  10.870        $  11.050          $   9.930
                                                              =========        =========          =========

Market price per share                                        $  10.130        $   9.880          $   9.250
                                                              =========        =========          =========
Total return - based on net
 asset value (a)                                                  4.60%           18.63%            (4.08)%
                                                              =========        =========          =========
Total return - based on market
 value (b)                                                        9.06%           13.87%            (8.12)%
                                                              =========        =========          =========

RATIOS TO AVERAGE NET ASSETS
Expenses                                                          0.88%(c)         1.08%(c)           0.94%
Net investment income                                             5.80%(c)         6.08%(c)           6.46%
Portfolio turnover                                                  20%              37%                34%
Net assets at end
 of period (000)                                              $ 125,125        $ 127,118          $ 114,260

(a)  Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:
BankBoston, NA
100 Federal Street
Boston, MA 02110
1-800-730-6001

Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

[back cover]


--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President--Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


                                                   IG-03/386H-0799 (8/99) 99/968